UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2012

Check here if Amendment [ ]; Amendment Number:
   This Amendment (Check only one.): [ ]  is a restatement
                                     []  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                  Cincinnati Financial Corporation
Address:               6200 South Gilmore Road
                       Fairfield, Ohio 45014

13F File Number:       028-10798

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting
   Manager:

Name:       Martin F. Hollenbeck
Title:      Chief Investment Officer
Phone:      (513) 870-2000

Signature, Place and Date of Signing:

/s/ Martin F. Hollenbeck        Fairfield, Ohio         November 7, 2012


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:

No.     File No.      Name
01      028-10753     The Cincinnati Insurance Company
02      028-10754     The Cincinnati Life Insurance Company
03      028-10755     The Cincinnati Casualty Company
04      028-10756     The Cincinnati Indemnity Company
05      028-12741     The Cincinnati Specialty Underwriters Insurance Company
06      028-14579     CSU Producer Resources, Inc.


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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers             0
                                              -----------
Form 13F Information Table Entry Total:       69
                                              -----------
Form 13F Information Table Value Total        975,690
                                              -----------
                                              (thousands)


List of Other Included Managers: None

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                              COLUMN 2        COLUMN 3  COLUMN 4         COLUMN 5          COLUMN 6 COLUMN 7  COLUMN 8
Name of Issuer             Title of Class       Cusip   FMV       Shrs/Prn  SH/PRN  Put/ Investment Oth Mgrs Sole     Shared None
                                                        (000)       Amt             Call     Dis
3M CO                         COMMON          88579Y101 17,467       189,000   SH    -      SOLE               189,000  -    -
ABBOTT LABORATORIES           COMMON          002824100 14,932       217,800   SH    -      SOLE               217,800  -    -
AGL RESOURCES INC             COMMON          001204106 26,019       635,997   SH    -      SOLE               635,997  -    -
AMERIGAS PARTNERS-LP          COMMON          030975106    345         7,900   SH    -      SOLE                 7,900  -    -
AT&T INC                      COMMON          00206R102 20,433       542,000   SH    -      SOLE               542,000  -    -
AUTOMATIC DATA PROCESSING     COMMON          053015103  5,866       100,000   SH    -      SOLE               100,000  -    -
BAXTER INTERNATIONAL INC      COMMON          071813109 14,163       235,000   SH    -      SOLE               235,000  -    -
BLACKROCK INC                 COMMON          09247X101  6,241        35,000   SH    -      SOLE                35,000  -    -
BOARDWALK PIPELINE PARTNERS   COMMON          096627104  1,056        37,838   SH    -      SOLE                37,838  -    -
BUCKEYE PARTNERS LP           COMMON          118230101  1,880        39,201   SH    -      SOLE                39,201  -    -
CHEVRON CORP                  COMMON          166764100 27,974       240,000   SH    -      SOLE               240,000  -    -
CHUBB CORP                    COMMON          171232101  9,714       127,350   SH    -      SOLE               127,350  -    -
CISCO SYSTEMS INC             COMMON          17275R102 45,532     2,384,500   SH    -      SOLE             2,384,500  -    -
CME GROUP INC                 COMMON          12572Q105 21,770       380,000   SH    -      SOLE               380,000  -    -
CONOCOPHILLIPS                COMMON          20825C104  5,718       100,000   SH    -      SOLE               100,000  -    -
COPANO ENERGY LLC-UNITS       COMMON          217202100  1,088        32,993   SH    -      SOLE                32,993  -    -
DCP MIDSTREAM PARTNERS LP     COMMON          23311P100    817        17,600   SH    -      SOLE                17,600  -    -
DOVER CORP                    COMMON          260003108 47,402       796,800   SH    -      SOLE               796,800  -    -
DUKE ENERGY CORP              COMMON          26441C204 18,487       285,333   SH    -      SOLE               285,333  -    -
EL PASO PIPELINE PARTNERS LP  COMMON          283702108  2,009        53,980   SH    -      SOLE                53,980  -    -
EMERSON ELECTRIC CO           COMMON          291011104 13,122       271,845   SH    -      SOLE               271,845  -    -
ENBRIDGE ENERGY PARTNERS LP   COMMON          29250R106  2,599        88,279   SH    -      SOLE                88,279  -    -
ENERGY TRANSFER EQUITY LP     COMMON          29273V100  3,109        68,774   SH    -      SOLE                68,774  -    -
ENERGY TRANSFER PARTNERS LP   COMMON          29273R109  3,463        81,355   SH    -      SOLE                81,355  -    -
ENTERPRISE PRODUCTS PARTNERS  COMMON          293792107 13,848       258,365   SH    -      SOLE               258,365  -    -
GENERAL MILLS INC             COMMON          370334104 16,498       414,000   SH    -      SOLE               414,000  -    -
GENUINE PARTS CO              COMMON          372460105 50,228       823,000   SH    -      SOLE               823,000  -    -
HASBRO INC                    COMMON          418056107  9,946       260,600   SH    -      SOLE               260,600  -    -
HONEYWELL INTERNATIONAL INC   COMMON          438516106 56,613       947,500   SH    -      SOLE               947,500  -    -
INERGY LP                     COMMON          456615103    958        50,355   SH    -      SOLE                50,355  -    -
INTEL CORP                    COMMON          458140100 15,421       680,700   SH    -      SOLE               680,700  -    -
INTL BUSINESS MACHINES CORP   COMMON          459200101 35,267       170,000   SH    -      SOLE               170,000  -    -
JOHNSON & JOHNSON             COMMON          478160104 20,673       300,000   SH    -      SOLE               300,000  -    -
JP MORGAN CHASE               COMMON          46625H100  2,429        60,000   SH    -      SOLE                60,000  -    -
KINDER MORGAN ENERGY PRTNRS   COMMON          494550106  8,220        99,641   SH    -      SOLE                99,641  -    -
LEGGETT & PLATT INC           COMMON          524660107  2,380        95,000   SH    -      SOLE                95,000  -    -
LINEAR TECHNOLOGY CORP        COMMON          535678106 25,271       794,200   SH    -      SOLE               794,200  -    -
LINN ENERGY LLC-UNITS         COMMON          536020100  3,805        92,265   SH    -      SOLE                92,265  -    -
MAGELLAN MIDSTREAM PARTNERS   COMMON          559080106  4,644        53,102   SH    -      SOLE                53,102  -    -
MARKWEST ENERGY PARTNERS LP   COMMON          570759100  2,423        44,515   SH    -      SOLE                44,515  -    -
MCDONALD'S CORP               COMMON          580135101 41,071       447,638   SH    -      SOLE               447,638  -    -
MEDTRONIC INC                 CONVERTIBLE DEB 585055AM8  2,357     2,350,000  PRN    -      SOLE                     -  -    -
MEDTRONIC INC                 CONVERTIBLE DEB 585055AK2  1,906     1,900,000  PRN    -      SOLE                     -  -    -
MERIDIAN BIOSCIENCE INC       COMMON          589584101 14,960       780,000   SH    -      SOLE               780,000  -    -
MICROCHIP TECHNOLOGY INC      COMMON          595017104 19,971       610,000   SH    -      SOLE               610,000  -    -
MICROSOFT CORP                COMMON          594918104 27,528       925,000   SH    -      SOLE               925,000  -    -
NORFOLK SOUTHERN CORP         COMMON          655844108 21,735       341,587   SH    -      SOLE               341,587  -    -
NUSTAR ENERGY LP              COMMON          67058H102  1,375        27,030   SH    -      SOLE                27,030  -    -
ONEOK PARTNERS LP             COMMON          68268N103  3,483        58,531   SH    -      SOLE                58,531  -    -
PAYCHEX INC                   COMMON          704326107 26,632       800,000   SH    -      SOLE               800,000  -    -
PEPSICO INC                   COMMON          713448108 53,750       759,500   SH    -      SOLE               759,500  -    -
PFIZER INC                    COMMON          717081103  9,791       394,000   SH    -      SOLE               394,000  -    -
PLAINS ALL AMER PIPELINE LP   COMMON          726503105  6,166        69,909   SH    -      SOLE                69,909  -    -
PRAXAIR INC                   COMMON          74005P104 11,738       113,000   SH    -      SOLE               113,000  -    -
PROCTER & GAMBLE CO/THE       COMMON          742718109  3,461        49,900   SH    -      SOLE                49,900  -    -
REGENCY ENERGY PARTNERS LP    COMMON          75885Y107  1,413        60,585   SH    -      SOLE                60,585  -    -
RPM INTERNATIONAL INC         COMMON          749685103 23,538       824,725   SH    -      SOLE               824,725  -    -
SPECTRA ENERGY CORP           COMMON          847560109  7,807       265,900   SH    -      SOLE               265,900  -    -
SUBURBAN PROPANE PARTNERS LP  COMMON          864482104    801        19,366   SH    -      SOLE                19,366  -    -
SUNOCO LOGISTICS PARTNERS LP  COMMON          86764L108  1,503        32,216   SH    -      SOLE                32,216  -    -
TARGA RESOURCES PARTNERS LP   COMMON          87611X105  1,500        34,979   SH    -      SOLE                34,979  -    -
TC PIPELINES LP               COMMON          87233Q108    321         7,100   SH    -      SOLE                 7,100  -    -
UNITED TECHNOLOGIES CORP      COMMON          913017109  1,644        21,000   SH    -      SOLE                21,000  -    -
US BANCORP                    COMMON          902973304  4,631       135,000   SH    -      SOLE               135,000  -    -
VERIZON COMMUNICATIONS INC    COMMON          92343V104 31,111       682,700   SH    -      SOLE               682,700  -    -
VF CORP                       COMMON          918204108 21,246       133,320   SH    -      SOLE               133,320  -    -
WAL-MART STORES INC           COMMON          931142103 51,030       691,464   SH    -      SOLE               691,464  -    -
WESTERN GAS PARTNERS LP       COMMON          958254104  1,150        22,812   SH    -      SOLE                22,812  -    -
WILLIAMS PARTNERS LP          COMMON          96950F104  2,240        40,973   SH    -      SOLE                40,973  -    -
                                                       975,690

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